Derivatives (Tables)	12 Months Ended
Mar. 31, 2016
Derivatives
Schedule of Derivative Instruments

Derivatives designated as cash flow hedges are as follows:

	Yen in millions
	March 31, 2015	March 31, 2016
Foreign exchange forward contracts	¥21,746	¥11,252
Interest rate swap agreements	10,014	—
Commodity futures	4,929	4,773

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2015	March 31, 2016
Foreign exchange forward contracts	¥1,321	¥1,510
Currency swap contracts	—	27,550

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedges are as follows:

		Asset Derivatives
		Yen in millions
	Balance sheet location	March 31, 2015	March 31, 2016
Foreign exchange forward contracts	Other current assets	¥8	¥—
Commodity futures	Other current assets	47	48

		Liability Derivatives
		Yen in millions
	Balance sheet location	March 31, 2015	March 31, 2016
Foreign exchange forward contracts	Other current liabilities	¥1,584	¥1,032
Interest rate swap agreements	Other current liabilities	12	—
Commodity futures	Other current liabilities	324	254

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
		Yen in millions
	Balance sheet location	March 31, 2015	March 31, 2016
Currency swap contracts	Other current assets	—	55

		Liability Derivatives
		Yen in millions
	Balance sheet location	March 31, 2015	March 31, 2016
Foreign exchange forward contracts	Other current liabilities	¥142	¥7
Currency swap contracts	Other current liabilities	—	117

Schedule of Derivative Instruments Gain Loss in Statement of Financial Performance

Derivatives designated as cash flow hedges are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Foreign exchange forward contracts	¥(229)	¥(1,075)	¥294
Interest rate swap agreements	(5)	8	3
Commodity futures	(32)	19	29

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of	Yen in millions
	income	For the year ended March 31
	location	2014	2015	2016
Foreign exchange forward contracts	Cost of sales	¥241	¥47	¥(1,031)
Interest rate swap agreements	Interest expense	(7)	(3)	(3)
Commodity futures	Cost of sales	(212)	(61)	(502)

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of	Yen in millions
	income	For the year ended March 31
	location	2014	2015	2016
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥23	¥(336)	¥268
Currency option contracts	Foreign exchange gain (loss), net	18	(7)	—
Currency swap contracts	Other, net	—	—	(62)
	Interest Income	—	—	9